Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Investor | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Companies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio. There is no sales charge imposed on purchases of shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	■ Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in small companies based outside the U.S., including companies in emerging and frontier as well as in developed markets. Companies considered to be small are those with a market capitalization below US$3 billion. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency. The Portfolio normally holds 50-200 investments across at least 12 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$3 billion, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

		The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
  Market Risk:  Investments in the Portfolio may lose value due to a general downturn in stock markets.
  Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
  Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.
  Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.
  Small Company Risk:  The securities of smaller companies have historically exhibited more volatility with a lower degree of liquidity than large companies.
  Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Investor Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

		Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Investor Class average annual total returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Investor Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Small Companies Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 42.23% in the 2nd quarter of 2009; the worst was -24.79% in the 4th quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Investor | Harding Loevner International Small Companies Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1],[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,045
10 Years	rr_ExpenseExampleYear10	2,310
2008	rr_AnnualReturn2008	(48.17%)
2009	rr_AnnualReturn2009	72.27%
2010	rr_AnnualReturn2010	23.46%
2011	rr_AnnualReturn2011	(13.67%)
2012	rr_AnnualReturn2012	23.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.79%)
1-Year	rr_AverageAnnualReturnYear01	23.88%
5-Year	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2007
Investor | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	23.71%	[3]
5-Year	rr_AverageAnnualReturnYear05	3.33%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2007	[3]
Investor | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.76%	[3]
5-Year	rr_AverageAnnualReturnYear05	2.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2007	[3]
Investor | Harding Loevner International Small Companies Portfolio | MSCI All Country World ex-U.S. Small Cap (net) Index (reflects no reduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.50%
5-Year	rr_AverageAnnualReturnYear05	(0.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2007

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.55% through February 28, 2014.
[3]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.